Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000234047 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	90.20%	[1]
C000234047 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
C000234047 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000234047 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Total Investments		[1],[2]
C000234048 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%	[3]
C000234048 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000234048 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[3]
C000234048 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Total Investments		[3],[4]
C000234049 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%	[5]
C000234049 [Member] | US Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000234050 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000234050 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%	[6]
C000234050 [Member] | US Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[6]
C000234051 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000234051 [Member] | US Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%	[7]
C000234051 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[7]
C000234051 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[7]
C000253864 [Member] | U S Treasury Bills 4 30 05 06 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253864 [Member] | U S Treasury Bills 4 46 05 29 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253864 [Member] | U S Treasury Bills 4 14 01 22 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253864 [Member] | U S Treasury Bills 4 41 05 08 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253864 [Member] | U S Treasury Bills 4 36 05 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253864 [Member] | U S Treasury Bills 4 33 05 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253864 [Member] | U S Treasury Bills 4 32 05 27 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253864 [Member] | U S Treasury Bills 4 32 06 12 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253864 [Member] | U S Treasury Bills 4 33 08 07 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253864 [Member] | U S Treasury Bills 4 36 08 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253864 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000253864 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000253864 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253864 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253864 [Member] | Futures contracts net cumulative depreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000253864 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%

[1]	Excludes short-term securities.
[2]	Rounds to less than 0.1%.
[3]	Excludes short-term securities.
[4]	Rounds to less than 0.1%.
[5]	Excludes short-term securities.
[6]	Excludes short-term securities.
[7]	Excludes short-term securities.